Unit-Based Compensation (Cash Awards) - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2015	Jan. 31, 2015	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			5 years
Cash Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expenses			$ 0.4
Fair value of nonvested awards outstanding			$ 1.0
Long-Term Cash Restricted Unit Plan [Member] | Cash Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)	1,000	30,710
Forfeited (in shares)			4,560
Vesting percentage of awards granted			100.00%
Vesting period			3 years